BORROWED MONEY (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Maturing within the year ending September 30, Amount
2015			$ 163,900,000
2016		$ 166,500,000
Thereafter		4,000,000
Thereafter			4,000,000
Total FHLB advances		170,500,000	167,900,000
Retail repurchase agreements		41,103,652	33,790,082
Term loan		8,250,000	9,250,000
Total borrowed money		$ 219,853,652	$ 210,940,082
Maturing within the year ending September 30, Weighted Average Interest Rate
2015 (as a percent)			0.62%
2016 (as a percent)		0.28%
Thereafter (as a percent)		5.48%	5.48%
Term loan (as a percent)		2.70%	2.66%
Total FHLB advances (as a percent)		0.40%	0.74%
Retail repurchase agreement (as a percent)		0.17%	0.10%
Total amount borrowed (as a percent)		0.44%	0.72%
Additional disclosure of advances from the Federal Home Loan Bank
Debt and mortgage-backed securities in U.S. Treasury, pledged to secure retail repurchase agreements		$ 44,900,000	$ 35,200,000
Average balances of amount borrowed		124,000,000	107,900,000
Maximum month-end balances		$ 242,600,000	$ 224,100,000
Average rates paid during the years (as a percent)		0.79%	1.13%
Borrowed money
Amount of preferred stock repurchased from private investors	$ 10,000,000
Tier 1 capital to risk-weighted assets (as a percent)		10.74%
Loan Agreement With First Bank
Borrowed money
Variable rate basis	LIBOR
Interest rate added to variable rate basis (as a percent)	2.50%
Principal payments
2016		$ 1,375,000
2017		1,500,000
2018		1,500,000
2019		1,687,500
2020		1,750,000
Thereafter		437,500
Total		$ 8,250,000
Loan Agreement With First Bank | Minimum
Borrowed money
Tier 1 capital to risk-weighted assets (as a percent)		8.00%
Loan Agreement With First Bank | Maximum
Borrowed money
Adversely classified assets to Tier 1 capital plus loan loss reserves		50
Secured Debt. | Loan Agreement With First Bank
Borrowed money
Maximum borrowing capacity	$ 10,000,000
Revolving Credit Facility | Loan Agreement With First Bank
Borrowed money
Maximum borrowing capacity	$ 2,000,000
Amount outstanding under facility		$ 0	$ 0